Geographic Area Data Summarizes Subscription Revenue and Long-lived Tangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Subscription revenue	$ 127,451	[1]	$ 92,317	[1]	$ 64,690	[1]
Property and equipment, net	41,132	[2]	26,848	[2]	19,055	[2]
UNITED STATES
Subscription revenue	111,386	[1]	78,776	[1]	50,934	[1]
Property and equipment, net	34,232	[2]	21,607	[2]	14,881	[2]
UNITED KINGDOM
Subscription revenue	8,944	[1]	8,146	[1]	8,749	[1]
Property and equipment, net	3,407	[2]	2,304	[2]	2,247	[2]
IRELAND
Subscription revenue	3,742	[1]	4,474	[1]	4,735	[1]
Property and equipment, net	3,493	[2]	2,937	[2]	1,927	[2]
All Other Countries
Subscription revenue	$ 3,379	[1]	$ 921	[1]	$ 272	[1]

[1]	Subscription revenue represents sales to external customers based on the location of the customer.
[2]	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.